Document And Entity Information	Dec. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	Montrose Environmental Group, Inc.
Entity Central Index Key	0001643615
Entity Emerging Growth Company	false
Entity File Number	001-39394
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4195044
Entity Address, Address Line One	5120 Northshore Drive
Entity Address, City or Town	North Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72118
City Area Code	501
Local Phone Number	900-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000004 par value per share
Trading Symbol	MEG
Security Exchange Name	NYSE